Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended										6 Months Ended	12 Months Ended
	Oct. 08, 2015	Jan. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	May 31, 2016	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total												$ 8,596,000	$ 14,743,000
Contractual Obligation, Due in Next Fiscal Year												4,750,000	9,897,000
Contractual Obligation, Due in Second Year												743,000	1,243,000
Payments For Service Agreement Contractual Obligations													310,000	$ 310,000
Second Installment [Member] | Ampio [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Property Subject to or Available for Operating Lease, Net										$ 615,000
After Amendment [Member] | Final Installment [Member] | Ampio [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Prepaid Expenses Amortization Period										60 months 15 days
After Amendment [Member] | Second Installment [Member] | Ampio [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Lease Monthly Rental Payment											$ 6,000
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred					$ 142,000				$ 142,000				1,892,000
Business Combination Consideration Transferred Inventory					102,000				102,000			102,000	102,000
Business Combination Consideration Transferred Product Inventory					40,000				$ 40,000
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total												41,000	$ 70,000
Agreement Termination Notice Period													30 days
Contractual Obligation, Due in Next Fiscal Year												41,000	$ 70,000
Contractual Obligation, Due in Second Year												0	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total	$ 5,000,000											0	3,000,000
Payment Of Contractual Obligations	$ 1,000,000			$ 500,000
Contractual Obligation, Due in Next Fiscal Year												0	2,000,000
Contractual Obligation, Due in Second Year												0	500,000
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total				8,000,000								6,500,000	8,500,000			$ 8,000,000
Contractual Obligation, Due in Next Fiscal Year												4,000,000	6,000,000			$ 6,000,000
Contractual Obligation, Due in Second Year												0	0
First Milestone Payable												2,500,000
Natesto [Member] | Second Milestone [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Payment Of Contractual Obligations				2,000,000
Natesto [Member] | Subsequent Event [Member] | Final Installment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Payment Of Contractual Obligations		$ 4,000,000
Management Fee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month			$ 17,000				$ 30,000					12,000
Payment Of Contractual Obligations				500,000
Monthly Reduction In Contractual Obligation				$ 18,000
Paid on April 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred					500,000
Paid On July 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred					500,000
No Later Than November 30, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred					$ 250,000
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total												1,736,000	1,902,000		$ 1,902,000
Contractual Obligation, Due in Next Fiscal Year												565,000	731,000
Contractual Obligation, Due in Second Year												598,000	598,000
Prescription Database [Member] | Over Three Years [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total												1,900,000
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year						$ 9,000		$ 3,000				$ 9,000		$ 3,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract						37 months		37 months				37 months
Operating Leases, Rent Expense						$ 318,000		$ 112,000				$ 318,000
Contractual Obligation, Total												247,000	317,000
Contractual Obligation, Due in Next Fiscal Year												72,000	142,000
Contractual Obligation, Due in Second Year												$ 145,000	$ 145,000